Convertible Notes Payable (Details) (Parenthetical) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Aug. 20, 2014	Aug. 14, 2014
Debt Instrument [Line Items]
Repayments of Convertible Debt			$ (96,000)
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 55,000	$ 96,000
Debt Instrument, Interest Rate, Stated Percentage		0.00%
Debt Instrument, Term		36 months	36 months
Convertible Notes Payable [Member] | Convertible Notes Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 25,000	$ 25,000
Debt Instrument, Term		36 months	36 months
Convertible Notes Payable [Member] | Convertible Notes Issuance Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,500	$ 15,000
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Term		36 months	36 months
Repayments of Convertible Debt	$ 15,000	$ 13,500
Convertible Notes Payable [Member] | Convertible Notes Issuance Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 28,500	$ 56,000
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Convertible, Terms of Conversion Feature		a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion	a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion
Debt Instrument, Term		36 months	36 months
Repayments of Convertible Debt		$ 27,500
Next Equity Financing [Member] | Convertible Notes Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing	an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing
Next Equity Financing [Member] | Convertible Notes Issuance Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing	an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing
Next Equity Financing [Member] | Convertible Notes Issuance Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing	an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing
Corporate Transaction [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing	an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing
Corporate Transaction [Member] | Convertible Notes Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion	a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion
Corporate Transaction [Member] | Convertible Notes Issuance Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion	a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion
Note Holder One [Member] | Convertible Notes Payable [Member] | Convertible Notes Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 5,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%	10.00%
Note Holder One [Member] | Convertible Notes Payable [Member] | Convertible Notes Issuance Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 35,000
Note Holder Two [Member] | Convertible Notes Payable [Member] | Convertible Notes Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 10,000
Note Holder Two [Member] | Convertible Notes Payable [Member] | Convertible Notes Issuance Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 21,000
Note Holder Three [Member] | Convertible Notes Payable [Member] | Convertible Notes Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 10,000